Subsequent events - Additional Information (Detail) - USD ($) $ in Thousands												3 Months Ended	12 Months Ended
	Apr. 05, 2024	Apr. 04, 2024	Mar. 21, 2024	Mar. 18, 2024	Mar. 06, 2024	Mar. 05, 2024	Mar. 04, 2024	Feb. 11, 2024	Jan. 19, 2024	Jan. 04, 2024	Feb. 27, 2023	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2025	Mar. 31, 2024	Mar. 01, 2024	Jan. 25, 2024	Feb. 23, 2023	Feb. 15, 2023
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid													$ 22,993	$ 34,430	$ 54,636
Repayment Of Loan and Interest													211,499	$ 195,091	$ 284,695
Cash													10,000			$ 5,734	$ 10,734			$ 26,468	$ 10,000
Settlement of liabilities on behalf of entity by related party, related party transactions													34,660
Vista Argentina [member] | ON XXI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid								$ 175
Non-adjusting events [member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Cash																		$ 10,734
Non-adjusting events [member] | Vista Argentina [member] | ON XI and XII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid											$ 3,053
Non-adjusting events [member] | Vista Argentina [member] | ON XIII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid				$ 651
Non-adjusting events [member] | Vista Argentina [member] | ON XX [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid						$ 151
Non-adjusting events [member] | Vista Argentina [member] | ON XV [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid					$ 135
Non-adjusting events [member] | Vista Argentina [member] | ON VI and XIX [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid							$ 122
Non-adjusting events [member] | Vista Argentina [member] | ON XXIII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value					$ 60,000
Borrowings, interest rate					6.50%
Borrowings, maturity date					March 2027
Loan Agreement With Banco Macro [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																			$ 35,000
Borrowings, interest rate																			7.00%
Repayment Of Loan and Interest													$ 35,229
Loan Agreement With Conoco Phillips [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid									$ 958
Loan Agreement With Eurobanco Bank Limited [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value				$ 40,000
Borrowings, interest rate				11.40%
Cancelled borrowings amount				$ 40,380
Loan Agreement With Banco Provincia [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value			$ 9,950
Borrowings, interest rate			59.00%
Borrowings, maturity date			April 30, 2024
Loan Agreement With Banco Santander International [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid	$ 58	$ 53							$ 72	$ 112
Duplicar Plus Project [Member] | Non-adjusting events [member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Settlement of liabilities on behalf of entity by related party, related party transactions												$ 19,492
Project To Expand Puerto Rosales Maritime Terminal And Pumping Station [Member] | Non-adjusting events [member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Settlement of liabilities on behalf of entity by related party, related party transactions												$ 7,773